Stock and Incentive Programs - Summary of Restricted Stock Units Activity (Detail) - Restricted Stock Units shares in Thousands	3 Months Ended
Dec. 31, 2016 $ / shares shares
Shares
Nonvested at beginning of period, Shares | shares	652
Granted, Shares | shares	19
Vested, Shares | shares	(19)
Nonvested at end of period, Shares | shares	652
Weighted Average Grant Date Fair Value
Nonvested at beginning of period, Weighted Average Grant Date Fair Value | $ / shares	$ 28.39
Date Fair Value | $ / shares	26.26
Vested, Weighted Average Grant Date Fair Value | $ / shares	26.26
Nonvested at end of period, Weighted Average Grant Date Fair Value | $ / shares	$ 28.39